Label	Element	Value
Franklin Income Focus ETF | Corporate Bonds & Notes [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	41.20%
Franklin Income Focus ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	30.10%
Franklin Income Focus ETF | Equity-Linked Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.40%
Franklin Income Focus ETF | U.S. Government & Agency Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.20%
Franklin Income Focus ETF | Preferred Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.10%